UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England             February 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         10

Form 13F Information Table Value Total:   $956,933
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     FORM 13F INFORMATION TABLE



                                TITLE OF                     VALUE     SHRS OR   SH/  PUT/  INVSMT   OTHR     VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP       (x1000)   PRN AMT   PRN  CALL  DSCRTN   MGRS   SOLE   SHARED     NONE
--------------                  -----            -----       -------   -------   ---  ----  ------   ----   ----   ------     ----
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   435,467    7,093,458 SH         Sole                   7,093,458
CREDICORP LTD                  COM              G2519Y108    16,405      215,000 SH         Sole                     215,000
CSX CORP                       COM              126408103    60,253    1,370,000 SH         Sole                   1,370,000
GOLDMAN SACHS GROUP INC        COM              38141G104    89,246      415,000 SH         Sole                     415,000
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    65,795    1,450,508 SH         Sole                   1,450,508
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109   119,273    1,171,759 SH         Sole                   1,171,759
MSC INDL DIRECT INC            CL A             553530106    15,346      379,204 SH         Sole                     379,204
NDS GROUP PLC                  SPONSORED ADR    628891103    86,461    1,459,508 SH         Sole                   1,459,508
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    13,395      322,006 SH         Sole                     322,006
WEATHERFORD INTERNATIONAL LT   COM              G95089101    55,292      806,000 SH         Sole                     806,000

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